Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes and Income Taxes Computed

Significant components of the Company’s provision for income taxes and income taxes computed using the U.S. federal statutory corporate tax rate were as follows (in thousands):

	Year ended December 31,
	2018	2019
Statutory rate	$(4,487)	$(5,647)
State tax	(1,465)	(2,351)
Other permanent items	(15)	17
Research and development credit	(663)	(692)
Change in valuation allowance	6,536	8,673
Impact of Tax Cuts and Jobs Act	—	—
Stock-based compensation	94	—

Provisions for income taxes	$—	$—

Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred taxes were as follows (in thousands):

	December 31,
	2018	2019

Deferred tax assets:
Net operating loss carryforward	$17,353	$24,380
Research and development credits	2,147	3,319
Deferred rent	491	353
Accruals and other	255	771

Gross deferred tax assets	20,246	28,823
Less valuation allowance	(19,910)	(28,583)

Total deferred tax assets	336	240

Deferred tax liabilities:
Fixed assets	(336)	(240)

Net deferred tax assets	$—	$—

Summary of Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s gross unrecognized tax benefits (in thousands):

	December 31,
	2018	2019
Beginning balance	$347	$557
Increases (decreases) related to prior year tax positions	—	—
Increases related to current year tax positions	210	226

Ending balance	$557	$783